UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices)

(414) 765-5344
Registrant's Telephone Number, Including Area Code

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

WITH A COPY TO:

Julia Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

Item 1:  Proxy Voting Record

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

September 17, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Advisors Series Trust N-PX Filing in error
1933 Act File No. 333-17391
1940 Act File No. 811-07959

Ladies and Gentlemen:

Please note that on August 25, 2004, a Form N-PX filing with accession number 0000894189-04-001553 was submitted in error under the incorrect registrant. Although the N-PX filing was intended for Advisors Series Trust, on behalf of Edgar Lomax Value Fund, it was instead filed under Professionally Managed Portfolios. Subsequently, the Form N-PX was submitted under the correct registrant, Advisors Series Trust, on August 26, 2004 with accession number 0000894189-04-001568.

Please disregard the filing with accession number 0000894189-04-001553 under Professionally Managed Portfolios’ records. We apologize for any confusion this may have caused.

Thank you for your attention to this matter. If you have any questions regarding this filing, please feel free to contact the undersigned at (414) 765-5067.

Sincerely,

/s/ Charlene F. Horner

Charlene F. Horner
For U.S. Bancorp Fund Services, LLC